GOING CONCERN (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended	90 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Sep. 30, 2018
Going concern [Abstract]
Accumulated deficit	$ 2,795,118		$ 2,795,118		$ 2,751,744	$ 2,795,118
Net Income /(Loss)	(72,144)	$ (66,972)	(43,374)	$ (164,243)	(924,556)	(2,056,714)
Working capital deficit	$ 835,465		$ 835,465		$ (833,512)	$ 835,465